2. Loans: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 14,655,656	$ 12,736,005
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	8,582,288	7,608,389
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	16,960,898	15,251,051
Financing Receivable, Recorded Investment, Past Due	40,198,842	35,595,445
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	13,836,033	11,919,463
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	8,073,384	7,217,788
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	15,895,050	14,282,710
Financing Receivable, Recorded Investment, Past Due	37,804,467	33,419,961
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	321,249	441,721
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	161,974	180,756
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	480,929	504,384
Financing Receivable, Recorded Investment, Past Due	964,152	1,126,861
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	498,374	374,821
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	346,930	209,845
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	584,919	463,957
Financing Receivable, Recorded Investment, Past Due	$ 1,430,223	$ 1,048,623